INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill at beginning of period	$ 1,542	$ 2,682
Translation adjustment	(74)	(62)
Addition	10	14
Reclassification as held for sale	(1,084)	(1,034)
Disposal		(51)
Other		(7)
Goodwill at end of period	394	1,542
Russia
Goodwill
Goodwill at beginning of period	1,084	1,131
Translation adjustment	0	(10)
Addition	0	14
Reclassification as held for sale	(1,084)	0
Disposal		(51)
Other		0
Goodwill at end of period	0	1,084
Algeria
Goodwill
Goodwill at beginning of period	0	1,053
Translation adjustment		(19)
Addition		0
Reclassification as held for sale		(1,034)
Disposal		0
Other		0
Goodwill at end of period		0
Pakistan
Goodwill
Goodwill at beginning of period	287	324
Translation adjustment	(64)	(30)
Addition	0	0
Reclassification as held for sale	0	0
Disposal		0
Other		(7)
Goodwill at end of period	223	287
Kazakhstan
Goodwill
Goodwill at beginning of period	136	140
Translation adjustment	(9)	(4)
Addition	0	0
Reclassification as held for sale	0	0
Disposal		0
Other		0
Goodwill at end of period	127	136
Ukraine
Goodwill
Goodwill at beginning of period	0
Translation adjustment	0
Addition	10
Reclassification as held for sale	0
Goodwill at end of period	10	0
Uzbekistan
Goodwill
Goodwill at beginning of period	35	34
Translation adjustment	(1)	1
Addition	0	0
Reclassification as held for sale	0	0
Disposal		0
Other		0
Goodwill at end of period	$ 34	$ 35